CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net(loss) income	¥ 248,423	$ 34,034	¥ (2,597,169)	¥ (761,994)
Adjustments to reconcile net (loss) income to net cash generated from operating activities:
Foreign exchange loss, net	19,242	2,636	78,965	523,235
Depreciation and amortization	1,598,256	218,961	1,807,339	1,595,942
Loss (gain) on disposal of property and equipment	(126,604)	(17,345)	3,198	15,592
Allowance for doubtful debt	107,899	14,782	368,505	50,409
Share-based compensation expense	148,557	20,352	35,296	118,170
Deferred income tax expenses (benefits)	(12,937)	(1,772)	(43,152)	17,887
Gain from equity method investments	(7,967)	(1,091)	(3,279)	(1,925)
Distribution received from an equity method investment				15,232
Gain from disposal of subsidiaries			(495)	(1,388)
Impairment of long-lived assets			506,686
Impairment of goodwill	0		1,364,191
Impairment of long-term investments			11,166
Reduction in the carrying amount of right-of-use assets	470,581	64,469	433,121	508,818
Changes in the fair value of financial instruments	74,112	10,154	165,930	(22,626)
Gain on debt extinguishment of 2027 convertible notes	(246,175)	(33,726)
Loss on debt extinguishment of 2026 convertible notes	41,261	5,653
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts and notes receivable	(62,046)	(8,500)	(5,766)	(381,194)
Amounts due from related parties	(25,088)	(3,437)	(2,886)	(6,997)
Prepaid expenses and other current assets	114,978	15,747	(365,762)	621,973
Accounts and notes payables	20,043	2,746	(24,430)	220,129
Amounts due to related parties	(401)	(55)	6,131	(992)
Income taxes payable	34,372	4,709	(6,820)	(1,753)
Unrecognized tax benefits	9,393	1,287	11,283	9,601
Advances from customers	(226,441)	(31,022)	447,284	116,061
Deferred revenue	(5,588)	(766)	399	39,383
Deferred government grants	140,881	19,301	155,333	5,000
Operating lease liabilities	(449,059)	(61,521)	(481,647)	(465,242)
Accrued expenses and other payables	139,701	19,140	200,059	226,893
Net cash generated from operating activities	2,005,393	274,736	2,063,480	2,440,214
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(4,923,721)	(674,547)	(2,967,447)	(2,995,608)
Purchases of intangible assets	(130,058)	(17,818)	(50,906)	(57,295)
Purchases of land use rights	(74,641)	(10,226)	(42,275)	(47,704)
Proceeds from disposal of property and equipment	276,817	37,924	31,703	6,132
Proceeds from disposal of subsidiaries, net			12,704	300
Payments for short-term investments	(167,068)	(22,888)	(503,276)
Payment of loans to third parties	(39,054)	(5,350)	(1,600)	(217,586)
Payment of loans to related parties	(63,892)	(8,753)	(115,048)	(500)
Receipt of loans to third parties			93,996	5,000
Receipt of loans to a related party	28,313	3,879	9,800
Proceeds received from maturity of short-term investments	529,350	72,521	144,516
Proceeds from disposal of long-term investments	26,911	3,687
Payments for long-term investments	(53,665)	(7,352)	(517,278)	(213,000)
Prepayments and deposits for acquisition of data center				(36,000)
Proceeds from collection of the deposit associated with an acquisition	200,000	27,400
Payments for acquisitions, net of cash acquired			2	(2,991)
Net cash used in investing activities	(4,390,708)	(601,523)	(3,905,109)	(3,559,252)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares (Note 25)			2,122,123
Payment of issuance costs of ordinary shares	(35,791)	(4,903)	(1,880)
Aggregate principal amount of debt issued	3,014,789	413,024	1,813,927	1,099,893
Proceeds from short-term bank borrowings	818,020	112,068	30,000
Proceeds from other long-term borrowings	1,844,191	252,653	1,020,008	282,000
Repayments of long-term bank borrowings	(822,302)	(112,655)	(292,625)	(238,305)
Repayments of short-term bank borrowings	(259,020)	(35,486)
Repayments and deposits for other long-term borrowings	(765,886)	(104,926)	(268,124)	(207,089)
Payments for purchase of property and equipment through finance leases	(102,646)	(14,062)	(210,902)	(231,046)
Proceeds from loan from a related party (Note 22)			350,000
Repayment of loans from third parties			(78,000)
Contribution from noncontrolling interest in subsidiaries	16,000	2,192
Payments for acquisition of noncontrolling interest	(46,397)	(6,356)	(10,122)
Refund of prepayment for share repurchase plan			7,317
Profit distribution to noncontrolling interest	(26,272)	(3,599)	(11,413)
Net cash generated from (used in) financing activities	(627,654)	(85,988)	3,941,134	2,298,080
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(4,945)	(677)	9,988	101,979
Net increase (decrease) in cash and cash equivalents and restricted cash	(3,017,914)	(413,452)	2,109,493	1,281,021
Cash and cash equivalents and restricted cash at beginning of year	5,098,987	698,558	2,989,494	1,708,473
Cash and cash equivalents and restricted cash at end of year	2,081,073	285,106	5,098,987	2,989,494
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	1,492,436	204,463	2,243,537	2,661,321
Restricted cash-current	545,795	74,774	2,854,568	327,673
Restricted cash-non-current	42,842	5,869	882	500
Total cash and cash equivalents and restricted cash	2,081,073		5,098,987	2,989,494
Supplemental disclosures of cash flow information:
Income taxes paid	(211,896)	(29,030)	(145,605)	(159,784)
Interest paid	(434,193)	(59,484)	(251,066)	(222,411)
Supplemental disclosures of non-cash activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	1,077,247	147,582	952,999	944,148
Property and equipment obtained in exchange for new finance lease liabilities	593,378	81,292	265,974	144,455
Purchase of property and equipment included in accrued expenses and other payables	940,804	128,890	270,909	457,282
Purchase of intangible assets included in accrued expenses and other payables	219	30	3,497	4,768
Payables for issuance cost of ordinary shares included in accrued expenses and other payables			35,840
Asset acquistion settled with equity interests of a subsidiary			116,996
Consideration payable for acquisition of noncontrolling interest included in accrued expenses and other payables			47,549
2025 Convertible Notes
Adjustments to reconcile net (loss) income to net cash generated from operating activities:
Changes in the fair value of financial instruments			21,816	22,626
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of Convertible Notes (Note 17)			¥ (529,175)
2026 Convertible Notes
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of Convertible Notes (Note 17)	(4,262,340)	$ (583,938)
2027 Convertible Notes
Adjustments to reconcile net (loss) income to net cash generated from operating activities:
Changes in the fair value of financial instruments	¥ 199,408
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of 2027 Convertible Notes, net of issuance cost				¥ 1,592,627